Schedule of outstanding balances on senior note payable (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Senior note payable		$ 3,000,000
North Commerce Parkway Capital LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Senior note payable		$ 2,000,000
Maturity date	[1]	Jul. 01, 2026
TQ Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Senior note payable		$ 1,000,000
Maturity date	[1]	Jul. 01, 2026

[1]	The senior notes were originally scheduled to mature on July 1 2026. Subsequent to June 30, 2026, the Company entered into several amendments to the note purchase agreements, with the latest amendment, effective August 30, 2026, extending the maturity date to September 1, 2026.